Pension Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Postretirement and Pension Plans
Pension Plans and Postretirement Benefits

Note 12: Postretirement, Pension and Other Employee Benefit Plans

The table below provides condensed information on our postretirement and pension benefit plans.

	2012		2011		2010
Year ended December 31 (in millions)	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits
Benefit obligation	$703	$805	$618	$638	$424	$197
Fair value of plan assets(a)	-	403	-	176	-	183
Plan funded status and recorded
benefit obligation	(703)	(402)	(618)	(462)	(424)	(14)
Portion of benefit obligation not yet
recognized in benefit expense	17	151	(17)	137	(18)	51
Benefits expense(b)	60	163	47	117	50	1
Discount rate	4.25%	3.25-4.25%	4.75%	4.75-5.25%	5.50%	5.25%
Expected return on plan assets	N/A	5.00%	N/A	6.50%	N/A	8.00%

(a) The fair value of the plan assets are primarily based on Level 1 inputs using quoted market prices for identical financial instruments in an active market.

(b) The 2012 and 2011 amounts included service costs related to our pension benefits of $139 million and $99 million, respectively. Service cost was not material in 2010.

Postretirement Benefit Plans

The Comcast Postretirement Healthcare Stipend Program (the “stipend plan”) covers substantially all of our employees, other than those of NBCUniversal, who meet certain age and service requirements. The stipend plan provides an annual stipend for reimbursement of healthcare costs to each eligible employee based on years of service. Under the stipend plan, we are not exposed to the increasing costs of healthcare because the benefits are fixed at a predetermined amount. A small number of eligible employees participate in legacy plans of acquired companies.

NBCUniversal has postretirement medical and life insurance plans that provide continuous coverage to employees eligible to receive such benefits and give credit for length of service provided before the close of the NBCUniversal transaction. Certain covered employees also retain the right, following retirement, to elect to participate in corresponding plans sponsored by GE. To the extent that NBCUniversal's employees make such elections, NBCUniversal will reimburse GE for any amounts due.

All of our postretirement benefit plans are unfunded and substantially all of our postretirement benefit obligations are recorded to noncurrent liabilities. The expense we recognize related to our postretirement benefit plans is determined using certain assumptions, including the discount rate.

Pension Plans

We and NBCUniversal sponsor various defined benefit plans for which future benefits have been frozen. The expense we recognize related to our defined benefit plans is determined using certain assumptions, including the discount rate and the expected long-term rate of return on plan assets. We cease to recognize service costs associated with our defined benefit plans following the date on which future benefits are frozen. We recognize the funded or unfunded status of our defined benefit plans as an asset or liability in our consolidated balance sheet and recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income (loss). In the event of a defined benefit plan termination, we expect to fully fund and settle the plan within 180 days of approval by the Internal Revenue Service (“IRS”) and the Pension Benefit Guaranty Corporation (“PBGC”).

NBCUniversal has a qualified and a nonqualified defined benefit plan that each provide a lifetime income benefit based on an individual's length of service and related compensation. In October 2012, NBCUniversal provided notice to its plan participants of an amendment to both the qualified and nonqualified NBCUniversal defined benefit plans that froze future benefits effective December 31, 2012. In 2012, NBCUniversal has funded its qualified plan with sufficient contributions to meet its funding requirements through 2013. The nonqualified NBCUniversal plan is unfunded. NBCUniversal is also obligated to reimburse GE for future benefit payments to those participants who were vested in the supplemental pension plan sponsored by GE at the time of the close of the NBCUniversal transaction.

We also sponsor a qualified pension plan and a nonqualified pension plan that together provide benefits to former AT&T Broadband employees. On December 30, 2011 we provided notice to plan participants of our intent to terminate the qualified pension plan effective February 29, 2012. On August 27, 2012, we filed a Standard Termination Notice with the PBGC and on October 26, 2012 the related PBGC review concluded with no objections. We expect to receive approval from the IRS and subsequently fully fund and settle the plan in 2013. We currently anticipate the contributions required from us to fully fund and settle the plan will be less than $100 million.

Other Employee Benefits

Deferred Compensation Plans

We maintain unfunded, nonqualified deferred compensation plans for certain members of management and nonemployee directors (each, a “participant”). The amount of compensation deferred by each participant is based on participant elections. Participant accounts, except for those in the NBCUniversal plan, are credited with income primarily based on a fixed annual rate. Participants in the NBCUniversal plan designate one or more valuation funds, independently established funds or indices that are used to determine the amount of earnings to be credited or debited to the participant's account. Participants are eligible to receive distributions of the amounts credited to their account based on elected deferral periods that are consistent with the plans and applicable tax law.

The table below presents the benefit obligation and expenses for our deferred compensation plans.

Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$1,247	$1,059	$935
Interest expense	$107	$99	$88

We have purchased life insurance policies to recover a portion of the future payments related to our deferred compensation plans. As of December 31, 2012 and 2011, the cash surrender value of these policies, which is recorded to other noncurrent assets, was $478 million and $409 million, respectively.

Retirement Investment Plans

We sponsor several 401(k) defined contribution retirement plans that allow eligible employees to contribute a portion of their compensation through payroll deductions in accordance with specified plan guidelines. We match a percentage of the employees' contributions up to certain limits. In 2012, 2011 and 2010, expenses related to all of these plans were $246 million, $226 million and $152 million, respectively.

Split-Dollar Life Insurance Agreements

We have collateral assignment split-dollar life insurance agreements with select key employees that require us to incur certain insurance-related costs. Under some of these agreements, our obligation to provide benefits to the employees extends beyond retirement.

The table below presents the benefit obligation and expenses related to our split-dollar life insurance agreements.

Year ended December 31 (in millions)	2012	2011	2010
Benefit obligation	$202	$169	$164
Other operating and administrative expenses	$58	$27	$16

Multiemployer Benefit Plans

We also participate in various multiemployer pension and other benefit plans through the activities of NBCUniversal that cover some of our employees who are represented by labor unions. We make periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but do not sponsor or administer these plans. We do not participate in any multiemployer benefit plans where we consider our contributions to be individually significant, and the largest plans in which we participate are funded at a level of 80% or greater. In 2012 and 2011, the total contributions we made to multiemployer pension and other benefit plans were $53 million and $42 million, respectively.

If we cease to be obligated to make contributions or otherwise withdraw from participation in any of these plans, applicable law requires us to fund our allocable share of the unfunded vested benefits, which is known as a withdrawal liability. In addition, actions taken by other participating employers may lead to adverse changes in the financial condition of one of these plans, which could result in an increase in our withdrawal liability.

Severance Benefits

We provide severance benefits to certain former employees. A liability is recorded for benefits provided when payment is probable, the amount is reasonably estimable, and the obligation relates to rights that have vested or accumulated. During 2012, 2011 and 2010, we recorded $155 million, $128 million and $67 million, respectively, of severance costs.